UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Growth Stock Fund	September 30, 2016

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.0%		
CONSUMER DISCRETIONARY 25.3%		
Auto Components 0.6%		
Delphi Automotive	3,844,034	274,157
		274,157
Automobiles 1.7%		
Ferrari	5,769,154	299,246
Tesla Motors (1)	2,275,673	464,306
		763,552
Hotels, Restaurants & Leisure 3.3%		
Las Vegas Sands	7,735,750	445,115
Marriott, Class A	4,853,813	326,807
MGM Resorts International (1)	22,225,000	578,517
Starbucks	2,631,794	142,485
		1,492,924
Internet & Direct Marketing Retail 14.9%		
Amazon.com (1)	4,950,807	4,145,360
Ctrip.com International, ADR (1)	5,147,000	239,696
Flipkart Private Limited Acquisition Date: 3/19/15, Cost $9,963 (1)(2)(3)(4)	87,398	8,415
Netflix (1)	3,617,362	356,491
Priceline (1)	1,376,480	2,025,477
		6,775,439
Media 0.1%		
Walt Disney	718,491	66,719
		66,719
Specialty Retail 3.9%		
AutoZone (1)	685,040	526,344
Lowe's	7,009,155	506,131
Ross Stores	5,816,660	374,011

TSC	5,438,283	366,268
		1,772,754
Textiles, Apparel & Luxury Goods 0.8%		
Hanesbrands	14,108,890	356,249
		356,249
Total Consumer Discretionary		11,501,794
CONSUMER STAPLES 3.5%		
Food & Staples Retailing 1.5%		
Costco Wholesale	1,121,728	171,075
Walgreens Boots Alliance	6,373,337	513,818
		684,893
Food Products 0.8%		
Mondelez International	8,179,785	359,093
		359,093
Tobacco 1.2%		
Philip Morris International	5,789,306	562,836
		562,836
Total Consumer Staples		1,606,822
FINANCIALS 4.6%		
Capital Markets 4.6%		
BlackRock	256,429	92,945
IHS Markit (1)	4,458,897	167,432
Intercontinental Exchange	1,801,253	485,185
Morgan Stanley	20,848,657	668,408
State Street	4,725,821	329,059
TD Ameritrade Holding	9,501,044	334,817
Total Financials		2,077,846

HEALTH CARE 17.3%

Biotechnology 3.9%		
Alexion Pharmaceuticals (1)	3,516,879	430,958
Biogen (1)	1,510,335	472,780
BioMarin Pharmaceutical (1)	917,359	84,874
Celgene (1)	3,018,336	315,507
Incyte (1)	1,116,987	105,321
Vertex Pharmaceuticals (1)	4,421,263	385,578
		1,795,018
Health Care Equipment & Supplies 4.5%		
Danaher	11,282,668	884,448
Intuitive Surgical (1)	981,817	711,651
Stryker	3,778,613	439,868
		2,035,967
Health Care Providers & Services 5.4%		
Aetna	4,368,985	504,399
Anthem	2,293,868	287,445
Centene (1)	1,523,891	102,040
Cigna	2,336,018	304,430
Humana	2,890,237	511,254
McKesson	772,447	128,806
UnitedHealth Group	4,394,846	615,278
		2,453,652
Life Sciences Tools & Services 0.5%		
Illumina (1)	1,191,620	216,470
		216,470
Pharmaceuticals 3.0%		
Allergan (1)	1,992,334	458,855
Bristol-Myers Squibb	10,709,633	577,463

Zoetis	5,866,954	305,140
		1,341,458
Total Health Care		7,842,565
INDUSTRIALS & BUSINESS SERVICES 6.0%		
Aerospace & Defense 1.2%		
Boeing	4,036,082	531,713
		531,713
Air Freight & Logistics 0.6%		
FedEx	1,599,102	279,331
		279,331
Airlines 2.1%		
American Airlines	20,382,046	746,187
Delta Air Lines	4,934,100	194,206
		940,393
Industrial Conglomerates 0.8%		
Roper Technologies	2,032,751	370,916
		370,916
Machinery 1.2%		
Fortive	5,781,934	294,301
Illinois Tool Works	831,385	99,633
Wabtec	1,892,417	154,516
		548,450
Road & Rail 0.1%		
Kansas City Southern	708,635	66,130
		66,130
Total Industrials & Business Services		2,736,933

INFORMATION TECHNOLOGY 35.9%		
Communications Equipment 0.4%		
Palo Alto Networks (1)	1,161,152	185,006
		185,006
Internet Software & Services 14.6%		
Alibaba Group Holding, ADR (1)	4,564,400	482,868
Alphabet, Class A (1)	2,024,391	1,627,732
Alphabet, Class C (1)	1,806,976	1,404,544
Dropbox, Class A, Acquisition Date: 11/7/14 Cost $73,547 (1)(2)(3)(4)	3,850,404	34,461
Facebook (1)	16,458,298	2,111,106
Tencent Holdings (HKD)	23,424,900	649,061
VeriSign (1)	4,133,980	323,443
		6,633,215
IT Services 8.0%		
Fiserv (1)	2,793,674	277,887
MasterCard, Class A	11,537,230	1,174,144
PayPal Holdings (1)	22,547,984	923,791
Visa, Class A	15,385,096	1,272,347
		3,648,169
Semiconductor & Semiconductor Equipment 2.3%		
ASML Holding	3,223,271	353,206
NXP Semiconductors (1)	6,836,750	697,417
		1,050,623
Software 7.3%		
Microsoft	26,042,398	1,500,042
Mobileye (1)	5,866,302	249,729
NetSuite (1)	3,422,840	378,874
salesforce.com (1)	10,589,085	755,319
ServiceNow (1)	5,614,322	444,374
		3,328,338

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund incepted on April 11, 1950. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2016:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2016, totaled $(7,690,000) for the period ended September 30, 2016.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2016, there were no securities on loan.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments for federal income tax purposes was $27,992,870,000. Net unrealized gain aggregated $17,502,495,000 at period-end, of which $17,897,618,000 related to appreciated investments and $395,123,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 22, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 22, 2016